SHARE-BASED PAYMENT (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	49.03%	38.86%	48.90%
Risk-free interest rate	3.81%	4.40%	3.39%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	50.70%	38.95%	71.61%
Risk-free interest rate	4.24%	4.43%	4.58%